May 6, 2013

VIA EDGAR

Mr. Min Oh, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

RE:	Principal Life Insurance Company Separate Account B
Principal Investment Plus Variable Annuity Contract
File Numbers 333-188293 and 811-02091
First Pre-Effective Amendment to the Registration Statement on Form N-4

Dear Mr Oh:

Enclosed is pre-effective amendment no. 1 to registration statement on Form N-4 for Principal Investment Plus Variable Annuity (for Applications Signed on or after August 1, 2013) (“new IPVA”).

This filing is being made to incorporate two minor changes to our Initial Filing of this prospectus. The first change is located in Section 4 of the prospectus (Living Benefit –Guaranteed Minimum Withdrawal Benefit (GMWB)). Specifically, the change is in the Principal Income Builder 3 – Withdrawal Benefit Payment subsection. In the “Single Life” and “Joint Life” tables found in that subsection, the age ranges and accompanying percentages have been modified slightly.

The second change is located in Section 8 of the prospectus (Death Benefit) in the Payment of Death Benefit subsection. The change clarifies how interest on death benefits is paid generally.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me if you have any questions concerning this filing.

Sincerely,

 /s/ Doug Hodgson

Doug Hodgson
Counsel
711 High Street
Des Moines, Iowa 503092-0300
(515) 362-2384 (office)
(866) 496-6527 (facsimile)

hodgson.doug@principal.com

Enclosure

Enclosure